Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,415,000
Previously Paid Amount	0.00
Total Fee Amount	195.41
Total Offset Amount	0.00
Net Fee	195.41
Narrative - Max Aggregate Offering Price	$ 1,415,000
Final Prospectus	true